Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Subsidiaries
14.	SUBSIDIARIES
a.	Information on subsidiaries with material noncontrolling interests

The table below shows details of less than wholly owned subsidiaries of the Company that have material noncontrolling interests:

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2020	2021
SENAO	Taiwan	72%	72%
CHPT	Taiwan	66%	66%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2019	2020	2021	2020	2021
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
SENAO	$291	$312	$421	$4,189	$4,337
CHPT	$414	$604	$588	4,606	4,933
Individually immaterial subsidiaries with noncontrolling interests				2,363	2,477
				$11,158	$11,747

Summarized financial information in respect of SENAO and its subsidiaries that has material noncontrolling interests is set out below.  The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Current assets	$6,834	$7,963
Noncurrent assets	$3,194	$2,981
Current liabilities	$3,854	$4,561
Noncurrent liabilities	$416	$418
Equity attributable to the parent	$1,569	$1,628
Equity attributable to noncontrolling interests	$4,189	$4,337

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$29,131	$27,232	$31,302
Costs and expenses	28,725	26,797	30,715
Profit for the year	$406	$435	$587

Profit attributable to the parent	$115	$123	$166
Profit attributable to noncontrolling interests	291	312	421
Profit for the year	$406	$435	$587

Other comprehensive income (loss) attributable to the parent	$(7)	$1	$2
Other comprehensive income attributable to noncontrolling interests	22	2	5
Other comprehensive income for the year	$15	$3	$7

Total comprehensive income attributable to the parent	$108	$124	$168
Total comprehensive income attributable to noncontrolling interests	313	314	426
Total comprehensive income for the year	$421	$438	$594

Net cash flow from operating activities	$538	$862	$654
Net cash flow from investing activities	235	54	215
Net cash flow from financing activities	(718)	(687)	(690)
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net cash inflow	$55	$229	$179

Dividends paid to noncontrolling interests	$269	$269	$278

Summarized financial information in respect of CHPT and its subsidiaries that has material noncontrolling interests is set out below.  The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Current assets	$4,122	$4,657
Noncurrent assets	$4,013	$4,063
Current liabilities	$1,115	$1,183
Noncurrent liabilities	$12	$32
Equity attributable to CHI	$2,402	$2,572
Equity attributable to noncontrolling interests	$4,606	$4,933

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$3,404	$4,221	$4,254
Costs and expenses	2,775	3,301	3,360
Profit for the year	$629	$920	$894

Profit attributable to CHI	$215	$316	$306
Profit attributable to noncontrolling interests	414	604	588
Profit for the year	$629	$920	$894

Other comprehensive loss attributable to CHI	$(1)	$—	$(1)
Other comprehensive loss attributable to noncontrolling interests	(2)	—	(2)
Other comprehensive loss for the year	$(3)	$—	$(3)

Total comprehensive income attributable to CHI	$214	$316	$305
Total comprehensive income attributable to noncontrolling interests	412	604	586
Total comprehensive income for the year	$626	$920	$891

Net cash flow from operating activities	$507	$1,483	$1,090
Net cash flow from investing activities	(1,426)	(533)	(519)
Net cash flow from financing activities	(349)	(349)	(414)
Effect of exchange rate changes on cash and cash equivalents	(5)	1	(1)
Net cash inflow (outflow)	$(1,273)	$602	$156

Dividends paid to noncontrolling interests	$216	$216	$259

b.	Equity transactions with noncontrolling interests

CHIEF issued new shares in March 2019, November 2019, March 2020, December 2020, March 2021 and December 2021, as its employees exercised options.  Therefore, the Company’s ownership interest in CHIEF decreased to 59.08% and 58.89% as of December 31, 2020 and 2021, respectively.  See Note 35(b) for details.

CHTSC issued new shares in February 2021 as its employees exercised options.  Therefore, the Company’s ownership interest in CHTSC decreased to 77.46% as of December 31, 2021.  See Note 35(c) for details.

IISI issued new shares in September 2020 and January 2021 as its employees exercised options.  Therefore, the Company’s ownership interest in IISI decreased to 51.20% and 51.02% as of December 31, 2020 and 2021, respectively.  See Note 35(d) for details.

SENAO subscribed for all the shares in the capital increase of Youth in April 2020; therefore, the Company’s ownership interest in Youth increased.

The above transactions were accounted for as equity transactions since the Company did not cease to have control over these subsidiaries.

The detailed information of the equity transactions for the years ended December 31, 2019, 2020 and 2021 was as follows:

Year Ended December 31, 2019
CHIEF Share-Based Payment
NT$
(In Millions)
Cash consideration received from noncontrolling interests	$19
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(20)
Differences arising from equity transactions	$(1)

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$(1)

	Year Ended December 31, 2020
	CHIEF Share-Based Payment	SENAO Not Proportionately Participating in the Capital Increase of Youth	IISI Share-Based Payment
	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$75	$—	$7
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(49)	—	(7)
Differences arising from equity transactions	$26	$—	$—

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$26	$—	$—

	Year Ended December 31, 2021
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	IISI Share-Based Payment
	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$29	$21	$4
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(17)	(19)	(1)
Differences arising from equity transactions	$12	$2	$3

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$12	$2	$3

c.	Business combinations

1)	Subsidiary acquired

In order to develop and cultivate the enterprise customer market, Chunghwa obtained 20.38% ownership interest in IISI by cash on July 1, 2020, the acquisition date.  (Note) Chunghwa’s ownership interest in IISI increased to 51.54% by considering the previously held ownership interest in IISI.  Chunghwa obtained over half of the seats of the Board of Directors of IISI; therefore, Chunghwa gained control over IISI and included IISI and its subsidiaries in the consolidated financial statements starting from the acquisition date.  IISI mainly engages in information system development and maintenance service business, etc.

Note:IISI issued new shares in April 2020 as its employees exercised options; therefore, the percentage of ownership interest in IISI obtained on the acquisition date is lower than that approved by Chunghwa’s Board of Directors in January 2020.

2)	Assets acquired and liabilities assumed at acquisition date

IISI and Its Subsidiaries
Current assets
Cash and cash equivalents	$588
Contract assets	583
Trade notes and accounts receivable	165
Inventories	141
Prepayments	114
Other current monetary assets	114
Other current assets	75
Noncurrent assets
Property, plant and equipment	48
Right-of-use assets	70
Intangible assets	12
Deferred income tax assets	6
Other noncurrent assets	102
Current liabilities
Short-term loans	(4)
Contract liabilities	(334)
Trade notes and accounts payable	(257)
Current tax liabilities	(19)
Lease liabilities	(26)
Other payables	(266)
Provisions	(15)
Other current liabilities	(30)
Noncurrent liabilities
Deferred income tax liabilities	(3)
Lease liabilities	(45)
Net defined benefit liabilities	(32)
Other noncurrent liabilities	(5)
$982

The trade notes and accounts receivable acquired in business combination transactions have a fair value of $165 million and a gross contractual amount of $167 million.  The best estimate of the contractual cash flows not expected to be collected as of the acquisition date was $2 million.

3)	Goodwill arising from acquisition

IISI and Its Subsidiaries
Consideration transferred	$234
Add: Fair value of equity interest held before the acquisition date	327
Add: Noncontrolling interest (48.46% of the identifiable net assets of IISI and its subsidiaries)	476
Less: Fair value of identifiable net assets acquired	(982)
Goodwill arising from acquisition	$55

The goodwill arising from the acquisition of IISI mainly represents the control premium.  In addition, the consideration paid for the combination included amounts attributed to the benefits of expected synergies and the assembled workforces of IISI.  These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

Goodwill arising from business combinations is not deductible for tax purposes.

4)	Net cash inflow on acquisition of subsidiaries

IISI and Its Subsidiaries
Cash and cash equivalents acquired	$588
Less: Consideration paid in cash	(234)
$354

5)	Impact of acquisition on the financial results of the Company

The financial results of the acquiree since the acquisition date to December 31, 2020 included in the consolidated statements of comprehensive income are as follows:

IISI and Its Subsidiaries
Revenue	$1,348
Profit	$68

Had the business combination been in effect at the beginning of the annual reporting period, the Company’s revenue and profit would have been $208,605 million and $34,747 million for the year ended December 31, 2020, respectively.  This pro-forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Company that actually would have been achieved had the acquisition been completed on January 1, 2020, nor is it intended to be a projection of future results.

In determining the pro-forma revenue and profit of the Company had IISI been acquired at the beginning of the financial year, the management calculated amortization of intangible assets acquired on the basis of the fair values arising in the initial accounting for the business combination rather than the carrying amounts recognized in the pre-acquisition financial statements.